Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 54,019	$ 45,286	$ 20,079
Prepaid expenses and other current assets	1,577	615	827
Total current assets	55,596	45,901	20,906
Property and equipment, net	4,506	4,475	4,300
Deferred offering costs	1,507
Other assets	450	450	450
Total assets	62,059	50,826	25,656
Current liabilities:
Accounts payable	1,470	942	975
Accrued expenses	3,155	3,521	1,290
Deferred rent	500	467	423
Other current liabilities	8	8	8
Total current liabilities	5,133	4,938	2,696
Series B tranche rights (Note 5)		1,876
Deferred rent, net of current portion	1,295	1,677	2,144
Total liabilities	6,428	8,491	4,840
Commitments and contingencies (Note 9)
Redeemable convertible preferred stock:
Redeemable convertible preferred stock
Stockholders' deficit:
Common stock, $0.0001 par value, 227,000 shares authorized; 1,072 and 989 shares issued and outstanding at September 30, 2020 and December 31, 2019, respectively
Additional paid-in capital			906
Accumulated deficit	(118,257)	(74,297)	(40,983)
Total stockholders' deficit	(118,257)	(74,297)	(40,077)
Total liabilities, redeemable convertible preferred stock and stockholders' deficit	62,059	50,826	25,656
Series A-1 redeemable convertible preferred stock [Member]
Redeemable convertible preferred stock:
Redeemable convertible preferred stock	68,220	63,494	$ 60,893
Series B redeemable convertible preferred stock [Member]
Redeemable convertible preferred stock:
Redeemable convertible preferred stock	$ 105,668	$ 53,138